UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 56.6%
Industrial - 48.7%
Basic - 3.7%
Aleris International, Inc.
7.625%, 2/15/18	U.S.$	2,500	$2,537,500
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		1,300	1,391,000
Arch Coal, Inc.
7.00%, 6/15/19 (b)		693	585,585
7.25%, 6/15/21 (b)		1,156	968,150
Bumi Investment Pte Ltd.
10.75%, 10/06/17 (a)		577	569,788
Calcipar SA
6.875%, 5/01/18 (a)		735	723,975
Celanese US Holdings LLC
6.625%, 10/15/18		408	443,700
Commercial Metals Co.
6.50%, 7/15/17		1,927	1,941,453
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,283,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.967%, 11/15/14 (b) (c)		938	865,305
Huntsman International LLC
8.625%, 3/15/21 (b)		2,060	2,322,650
INEOS Group Holdings SA
8.50%, 2/15/16 (a) (b)		3,551	3,258,042
James River Coal Co.
7.875%, 4/01/19		251	126,755
JMC Steel Group
8.25%, 3/15/18 (a)		1,444	1,433,170
LyondellBasell Industries NV
6.00%, 11/15/21 (a)		264	289,740
MacDermid, Inc.
9.50%, 4/15/17 (a)		1,800	1,881,000
Momentive Performance Materials, Inc.
11.50%, 12/01/16		1,540	1,147,300
NewPage Corp.
10.00%, 5/01/12 (d)		735	29,400
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	528	407,592
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,426	1,614,945
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (a)		848	873,440
Peabody Energy Corp.
6.00%, 11/15/18 (a)		626	622,870
6.25%, 11/15/21 (a)		1,499	1,484,010
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/01/20 (a)		1,900	1,928,500
Polypore International, Inc.
7.50%, 11/15/17		590	626,138

	Principal Amount (000)		U.S. $ Value
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)	U.S.$	1,345	$1,358,450
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		678	686,475
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,535	2,083,377
Solutia, Inc.
7.875%, 3/15/20	U.S.$	928	1,085,760
Steel Dynamics, Inc.
7.625%, 3/15/20		1,200	1,284,000
7.75%, 4/15/16		1,150	1,184,500
TPC Group LLC
8.25%, 10/01/17		2,107	2,228,152
United States Steel Corp.
6.65%, 6/01/37		1,137	886,860
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a) (b)		2,428	2,549,400
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19		688	271,760
Westvaco Corp.
7.95%, 2/15/31		1,000	1,142,529
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	1,999,306
			47,116,327
Capital Goods - 6.4%
Alliant Techsystems, Inc.
6.875%, 9/15/20		521	554,865
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	860	1,055,680
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	230	244,375
9.25%, 10/15/20 (a)	EUR	427	543,070
BE Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,365,780
Berry Plastics Corp.
9.75%, 1/15/21		1,525	1,658,438
10.25%, 3/01/16		360	370,800
Bombardier, Inc.
5.75%, 3/15/22 (a)		1,550	1,544,188
7.75%, 3/15/20 (a)		1,266	1,408,425
Building Materials Corp. of America
7.00%, 2/15/20 (a)		985	1,061,338
7.50%, 3/15/20 (a)		849	921,165
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)		2,745	2,432,756
Cemex Finance LLC
9.50%, 12/14/16 (a) (b)		655	638,625
Clondalkin Industries BV
8.00%, 3/15/14 (a) (b)	EUR	1,312	1,332,420
CNH America LLC
7.25%, 1/15/16	U.S.$	1,775	1,952,500

	Principal Amount (000)		U.S. $ Value
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	305	$416,856
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	899	988,900
Griffon Corp.
7.125%, 4/01/18		718	728,770
Grohe Holding GmbH
8.625%, 10/01/14 (a) (b)	EUR	1,400	1,785,491
HD Supply, Inc.
8.125%, 4/15/19 (a)	U.S.$	1,300	1,404,000
11.00%, 4/15/20 (a)		2,457	2,644,346
HeidelbergCement Finance BV
8.50%, 10/31/19	EUR	1,330	1,893,504
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	640	667,200
7.125%, 3/15/21		632	660,440
KUKA AG
8.75%, 11/15/17 (a)	EUR	1,038	1,405,540
Lafarge SA
7.125%, 7/15/36	U.S.$	800	792,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		2,168	2,341,440
Masco Corp.
5.95%, 3/15/22		640	658,807
6.125%, 10/03/16		1,825	1,947,640
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,206	1,633,026
Nortek, Inc.
8.50%, 4/15/21	U.S.$	1,924	1,880,710
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	500	626,422
OI European Group BV
6.75%, 9/15/20 (a)		1,000	1,338,266
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	U.S.$	2,325	2,400,563
Ply Gem Industries, Inc.
8.25%, 2/15/18 (b)		1,400	1,372,000
Polymer Group, Inc.
7.75%, 2/01/19		3,500	3,696,875
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		1,900	2,061,500
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a) (b)		1,200	1,266,000
Rexam PLC
6.75%, 6/29/67	EUR	2,020	2,428,494
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19 (a)	U.S.$	2,080	2,251,600
8.50%, 5/15/18 (a)		1,800	1,764,000
9.00%, 4/15/19 (a)		1,153	1,150,118
9.875%, 8/15/19 (a)		1,762	1,828,075
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		650	692,250
10.25%, 11/15/19		2,400	2,700,000

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
6.875%, 7/15/33 (a)	U.S.$	1,201	$1,152,960
8.125%, 9/15/19 (a)		1,159	1,292,285
8.375%, 9/15/21 (a)		713	805,690
Sequa Corp.
11.75%, 12/01/15 (a)		2,320	2,447,600
SRA International, Inc.
11.00%, 10/01/19		1,200	1,200,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20 (a)		999	1,057,691
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	448,500
TransDigm, Inc.
7.75%, 12/15/18		2,600	2,853,500
UR Merger Sub Corp.
8.375%, 9/15/20 (b)		2,587	2,722,818
USG Corp.
6.30%, 11/15/16		650	622,375
Wienerberger AG
6.50%, 2/09/17	EUR	1,100	1,030,117

			80,142,794

Communications - Media - 4.8%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	3,087,975
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 4/30/21		585	623,025
7.00%, 1/15/19		500	540,000
7.25%, 10/30/17		600	654,000
7.375%, 6/01/20		720	791,100
Cengage Learning Acquisitions, Inc.
11.50%, 4/15/20 (a)		2,495	2,582,325
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)		2,345	2,526,737
Clear Channel Communications, Inc.
5.75%, 1/15/13 (b)		1,500	1,486,875
9.00%, 3/01/21		1,166	1,014,420
10.75%, 8/01/16 (b)		1,507	949,410
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20 (a)		1,600	1,564,000
9.25%, 12/15/17		65	70,688
Series A
7.625%, 3/15/20 (a)		300	287,250
Series B
9.25%, 12/15/17		2,058	2,243,220
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,506	1,626,480
CSC Holdings LLC
7.625%, 7/15/18		598	668,265
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		925	871,813
Dex One Corp.
14.00%, 1/29/17 (e)		1,073	257,623

	Principal Amount (000)		U.S. $ Value
DISH DBS Corp.
7.125%, 2/01/16	U.S.$	1,250	$1,371,875
Houghton Mifflin Harcourt Publishers, Inc./Houghton Mifflin Harcourt Publishing
10.50%, 6/01/19 (a) (d)		1,000	545,000
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,526,262
Intelsat Jackson Holdings SA
11.25%, 6/15/16		1,425	1,492,688
Intelsat Luxembourg SA
11.25%, 2/04/17		1,200	1,236,000
11.50%, 2/04/17 (a) (e)		900	929,250
11.50%, 2/04/17 (e)		900	929,250
Lamar Media Corp.
6.625%, 8/15/15 (b)		2,500	2,525,000
Liberty Interactive LLC
5.70%, 5/15/13		1,480	1,513,300
LIN Television Corp.
8.375%, 4/15/18 (b)		750	766,875
Local TV Finance LLC
9.25%, 6/15/15 (a) (e)		1,286	1,297,505
McClatchy Co. (The)
11.50%, 2/15/17		600	622,500
New York Times Co. (The)
6.625%, 12/15/16		1,300	1,352,000
Numericable Finance & Co., SCA
12.375%, 2/15/19 (a) (b)	EUR	950	1,154,136
Quebecor Media, Inc.
7.75%, 3/15/16	U.S.$	1,667	1,712,842
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,998	1,903,095
Sinclair Television Group, Inc.
8.375%, 10/15/18 (b)		660	719,400
9.25%, 11/01/17 (a)		1,485	1,640,925
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		2,000	2,250,000
Technicolor SA
5.75%, 9/25/15 (d) (f)	EUR	975	2,468
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	972	1,015,740
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)	EUR	537	713,552
7.50%, 3/15/19 (a)	U.S.$	487	516,220
Univision Communications, Inc.
6.875%, 5/15/19 (a)		800	824,000
8.50%, 5/15/21 (a)		1,325	1,334,938
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,309,792
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	1,105	1,121,575

	Principal Amount (000)		U.S. $ Value
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)	U.S.$	480	$501,600
UPCB Financing VI Ltd.
6.875%, 1/15/22 (a)		620	632,400
Valassis Communications, Inc.
6.625%, 2/01/21		600	582,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,584,625
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		775	833,125

			60,305,144

Communications - Telecommunications - 3.3%
Cincinnati Bell, Inc.
8.25%, 10/15/17		1,250	1,300,000
Cricket Communications, Inc.
7.75%, 10/15/20 (b)		1,500	1,432,500
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,608,750
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	CAD	1,175	1,079,034
eAccess Ltd.
8.25%, 4/01/18 (a) (b)	U.S.$	1,626	1,487,790
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (d)		1,512	15,124
Frontier Communications Corp.
9.00%, 8/15/31		1,000	955,000
Level 3 Financing, Inc.
8.625%, 7/15/20		923	969,150
8.75%, 2/15/17		1,950	2,028,000
10.00%, 2/01/18		1,000	1,082,500
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,329,750
7.875%, 9/01/18		1,300	1,348,750
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		2,495	2,856,002
NII Capital Corp.
7.625%, 4/01/21		1,362	1,167,915
PAETEC Holding Corp.
9.875%, 12/01/18		1,480	1,653,900
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	1,750	2,480,390
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	2,000	2,363,701
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	1,500	1,207,500
8.75%, 3/15/32		130	118,300
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a) (b)	EUR	1,400	1,878,002
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		2,200	2,756,259
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	2,376	2,589,840

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	1,400	$1,225,000
11.75%, 7/15/17 (a)		2,200	1,776,500
Windstream Corp.
7.50%, 4/01/23		675	691,875
7.75%, 10/01/21		1,715	1,817,900
8.125%, 8/01/13-9/01/18		2,168	2,297,492

			41,516,924

Consumer Cyclical - Automotive - 1.9%
Affinia Group, Inc.
9.00%, 11/30/14		2,195	2,214,206
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		2,039	2,125,657
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		1,035	1,156,612
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,084	1,101,615
Cooper Tire & Rubber Co.
8.00%, 12/15/19		1,250	1,337,500
Dana Holding Corp.
6.50%, 2/15/19		300	318,750
6.75%, 2/15/21		326	352,080
Delphi Corp.
5.875%, 5/15/19		559	596,733
6.125%, 5/15/21		419	457,758
Exide Technologies
8.625%, 2/01/18 (b)		1,346	1,061,658
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	925	1,182,293
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22 (b)	U.S.$	1,291	1,289,386
7.00%, 3/15/28		400	379,000
8.75%, 8/15/20		343	365,724
Lear Corp.
8.125%, 3/15/20		1,550	1,736,000
Navistar International Corp.
8.25%, 11/01/21 (b)		2,507	2,403,586
Schaeffler Finance BV
8.50%, 2/15/19 (a)		1,425	1,521,187
Tenneco, Inc.
6.875%, 12/15/20		2,335	2,521,800
7.75%, 8/15/18		410	444,850
UCI International, Inc.
8.625%, 2/15/19		1,002	1,008,263

			23,574,658

Consumer Cyclical - Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20		1,143	1,234,440
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		2,000	2,120,000
Greektown Holdings LLC
10.75%, 12/01/13 (f) (g) (h)		915	0

	Principal Amount (000)		U.S. $ Value
Liberty Interactive LLC
3.75%, 2/15/30	U.S.$	931	$510,886
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		1,920	2,121,600
Pinnacle Entertainment, Inc.
8.625%, 8/01/17		895	973,313
8.75%, 5/15/20		271	296,745
Regal Entertainment Group
9.125%, 8/15/18 (b)		2,470	2,717,000
			9,973,984
Consumer Cyclical - Other - 4.3%
Beazer Homes USA, Inc.
6.875%, 7/15/15 (b)		1,500	1,440,000
Broder Brothers Co.
12.00%, 10/15/13 (a) (e)		78	78,008
12.00%, 10/15/13 (a) (e) (g)		386	384,556
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	478,625
11.25%, 6/01/17		435	474,694
Chester Downs & Marina LLC
9.25%, 2/01/20 (a)		1,028	1,071,690
Choice Hotels International, Inc.
5.75%, 7/01/22		154	161,019
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		2,956	3,118,580
Gaylord Entertainment Co.
6.75%, 11/15/14		5	5,025
GWR Operating Partnership LLP
10.875%, 4/01/17		1,600	1,792,000
Host Hotels & Resorts LP
Series O
6.375%, 3/15/15		1,500	1,522,500
Series Q
6.75%, 6/01/16		890	914,475
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (b)		1,725	1,722,844
7.75%, 3/15/19		1,335	1,368,375
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16 (b)		2,620	2,495,550
KB Home
5.875%, 1/15/15		166	164,340
9.10%, 9/15/17		1,250	1,306,250
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,756,000
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,436,700
Marina District Finance Co., Inc.
9.50%, 10/15/15 (b)		810	785,700
9.875%, 8/15/18 (b)		1,980	1,866,150
MGM Resorts International
6.625%, 7/15/15 (b)		1,480	1,524,400
7.625%, 1/15/17		1,200	1,239,000

	Principal Amount (000)		U.S. $ Value
NCL Corp. Ltd.
9.50%, 11/15/18	U.S.$	2,407	$2,611,595
NCL Corp., Ltd. 11
.75%, 11/15/16		1,100	1,262,250
Penn National Gaming, Inc.
8.75%, 8/15/19		1,367	1,513,952
Pulte Group, Inc.
7.875%, 6/15/32		1,400	1,330,000
PVH Corp.
7.375%, 5/15/20		950	1,052,125
Quiksilver, Inc.
6.875%, 4/15/15 (b)		2,840	2,740,600
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		1,000	1,055,500
7.00%, 6/15/13		1,000	1,040,000
7.25%, 6/15/16		500	540,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,827,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,619	1,740,425
Standard Pacific Corp.
8.375%, 5/15/18		500	546,250
10.75%, 9/15/16		1,696	2,001,280
Station Casinos, Inc.
6.625%, 3/15/18 (d) (f) (h)		4,405	0
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (a)		852	898,860
Taylor Morrison Communities, Inc./Monarch Communities Inc
7.75%, 4/15/20 (a)		1,170	1,222,650
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f)		750	0
WCI Communities, Inc.
6.625%, 3/15/15 (d) (f) (h)		750	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,433,250
			53,922,218
Consumer Cyclical - Restaurants - 0.3%
Burger King Corp.
9.875%, 10/15/18		1,360	1,548,700
CKE Restaurants, Inc.
11.375%, 7/15/18 (b)		1,854	2,118,195
			3,666,895
Consumer Cyclical - Retailers - 1.6%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	982,090
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19 (b)		1,260	1,335,600

	Principal Amount (000)		U.S. $ Value
Gymboree Corp.
9.125%, 12/01/18 (b)	U.S.$	2,650	$2,457,875
J Crew Group, Inc.
8.125%, 3/01/19		1,704	1,759,380
JC Penney Corp., Inc.
6.375%, 10/15/36		1,000	755,000
7.40%, 4/01/37		1,000	837,500
Limited Brands, Inc.
5.625%, 2/15/22		417	429,510
6.90%, 7/15/17		893	991,230
7.60%, 7/15/37		1,000	996,250
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,371,500
11.375%, 11/01/16		1,105	1,174,074
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15 (b)		500	518,755
Penske Automotive Group, Inc.
7.75%, 12/15/16		600	622,500
Rite Aid Corp.
8.00%, 8/15/20		1,325	1,500,562
9.50%, 6/15/17 (b)		860	879,350
10.25%, 10/15/19		348	391,500
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,861,279
Toys R US, Inc.
7.375%, 10/15/18		2,225	1,807,812
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (e)		310	315,425

			20,987,192

Consumer Non-Cyclical - 7.4%
Alere, Inc.
8.625%, 10/01/18		2,405	2,429,050
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		1,855	1,929,200
ARAMARK Corp.
8.50%, 2/01/15		2,805	2,871,647
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		2,000	1,990,000
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,714	2,836,130
Biomet, Inc.
11.625%, 10/15/17		2,605	2,810,144
Boparan Finance PLC
9.875%, 4/30/18 (a)	GBP	1,500	2,431,448
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)	EUR	1,850	2,528,469
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	1,500	2,407,956
9.75%, 8/01/17		1,200	1,926,364
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (e)	U.S.$	2,546	2,606,035
CHS/Community Health Systems, Inc.
8.00%, 11/15/19		296	315,240
8.875%, 7/15/15		749	768,661

	Principal Amount (000)		U.S. $ Value
Constellation Brands, Inc.
6.00%, 5/01/22	U.S.$	824	$885,800
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		954	958,770
Cott Beverages, Inc.
8.125%, 9/01/18		275	300,094
8.375%, 11/15/17		600	652,500
Del Monte Corp.
7.625%, 2/15/19		635	640,556
DJO Finance LLC/DJO Finance Corp.
10.875%, 11/15/14		1,150	1,187,375
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		1,695	1,769,156
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		1,800	1,955,250
Elizabeth Arden, Inc.
7.375%, 3/15/21		1,325	1,454,188
Emergency Medical Services Corp.
8.125%, 6/01/19		2,466	2,573,887
Endo Health Solutions Inc.
7.00%, 7/15/19		470	511,125
Endo Health Solutions, Inc.
7.25%, 1/15/22		635	688,181
Grifols, Inc.
8.25%, 2/01/18		1,795	1,925,137
HCA Holdings, Inc.
7.75%, 5/15/21 (b)		2,000	2,145,000
HCA, Inc.
6.50%, 2/15/16		290	312,475
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		2,850	2,821,500
Jarden Corp.
7.50%, 1/15/20		1,800	1,966,500
JBS Finance II Ltd.
8.25%, 1/29/18 (a) (b)		2,400	2,328,000
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20 (a)		1,122	1,105,170
Kindred Healthcare, Inc.
8.25%, 6/01/19		840	779,100
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		1,500	1,575,000
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)		1,353	1,427,415
Mylan Inc./PA
7.625%, 7/15/17 (a)		265	294,813
7.875%, 7/15/20 (a)		260	292,500
New Albertsons, Inc.
7.45%, 8/01/29		4,005	2,943,675
Pharmaceutical Product Development, Inc.
9.50%, 12/01/19 (a) (b)		1,699	1,858,281
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	1,500	2,002,654
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (b)	U.S.$	1,445	1,464,869

	Principal Amount (000)		U.S. $ Value
Post Holdings, Inc.
7.375%, 2/15/22 (a) (b)	U.S.$	932	$983,260
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	1,000	1,511,335
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	1,450	1,816,625
Rivers Pittsburgh Borrower LP
9.50%, 6/15/19 (a)	U.S.$	736	764,520
Select Medical Corp.
7.625%, 2/01/15		1,321	1,322,651
Select Medical Holdings Corp.
6.494%, 9/15/15 (c)		1,000	970,000
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,212,500
Spectrum Brands, Inc.
6.75%, 3/15/20 (a) (b)		1,150	1,187,375
Stater Bros Holdings, Inc.
7.375%, 11/15/18		700	758,625
STHI Holding Corp.
8.00%, 3/15/18 (a)		425	449,438
Tenet Healthcare Corp.
6.25%, 11/01/18		881	931,658
6.875%, 11/15/31		1,500	1,271,250
8.00%, 8/01/20		400	414,000
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		1,500	1,593,750
United Surgical Partners International, Inc.
9.00%, 4/01/20 (a)		1,119	1,186,140
Universal Hospital Services, Inc.
4.111%, 6/01/15 (c)		500	475,000
US Oncology, Inc.
9.125%, 8/15/17		1,200	18,000
Valeant Pharmaceuticals International
7.00%, 10/01/20 (a)		2,500	2,525,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19		127	128,270
7.75%, 2/01/19 (a)		128	129,600
8.00%, 2/01/18		1,985	2,029,662
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		15	9,975
Visant Corp.
10.00%, 10/01/17		1,385	1,374,613
Voyager Learning Exchange
8.375%, 12/01/14 (f) (g) (h)		1,550	0
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,750	1,876,875
			92,609,437
Energy - 5.1%
Antero Resources Finance Corp.
7.25%, 8/01/19		312	322,920
9.375%, 12/01/17		2,363	2,611,115

	Principal Amount (000)		U.S. $ Value
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (b)	U.S.$	1,000	$465,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		540	564,300
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,152,000
Berry Petroleum Co.
6.375%, 9/15/22		1,863	1,923,547
Bill Barrett Corp.
7.625%, 10/01/19		834	834,000
Bluewater Holding BV
3.466%, 7/17/14 (a) (c)		2,300	1,932,000
Chaparral Energy, Inc.
7.625%, 11/15/22 (a)		2,278	2,306,475
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,000	1,000,000
9.50%, 5/15/16		800	874,000
Cimarex Energy Co.
5.875%, 5/01/22		1,793	1,862,479
Continental Resources, Inc./OK
7.125%, 4/01/21		724	807,260
Denbury Resources, Inc.
6.375%, 8/15/21		624	648,960
8.25%, 2/15/20		521	570,495
Edgen Murray Corp.
12.25%, 1/15/15 (b)		1,301	1,294,495
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,111,000
9.25%, 12/15/17		2,000	2,140,000
EP Energy LLC/EP Energy Finance, Inc.
6.875%, 5/01/19 (a)		971	1,014,695
9.375%, 5/01/20 (a)		1,505	1,559,556
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		840	804,300
Forest Oil Corp.
7.25%, 6/15/19 (b)		2,535	2,325,862
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)		1,156	1,210,910
Hercules Offshore, Inc.
10.50%, 10/15/17 (a) (b)		625	625,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20 (a)		1,570	1,558,225
Key Energy Services, Inc.
6.75%, 3/01/21		1,166	1,136,850
6.75%, 3/01/21 (a)		1,300	1,261,000
Laredo Petroleum, Inc.
7.375%, 5/01/22 (a)		1,099	1,137,465
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,600	1,724,000
McJunkin Red Man Corp.
9.50%, 12/15/16		2,500	2,700,000
Newfield Exploration Co.
6.625%, 4/15/16		500	512,500

	Principal Amount (000)		U.S. $ Value
Northern Oil and Gas, Inc.
8.00%, 6/01/20 (a)	U.S.$	999	$994,005
Offshore Group Investments Ltd.
11.50%, 8/01/15		2,450	2,658,250
11.50%, 8/01/15 (a)		600	651,000
Oil States International, Inc.
6.50%, 6/01/19		1,374	1,428,960
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	1,800	1,484,235
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	1,019	1,047,023
PHI, Inc.
8.625%, 10/15/18		1,250	1,262,500
Pioneer Drilling Co.
9.875%, 3/15/18 (a)		1,397	1,466,850
Plains Exploration & Production Co.
6.75%, 2/01/22		1,845	1,881,900
Precision Drilling Corp.
6.50%, 12/15/21		738	752,760
Quicksilver Resources, Inc.
7.125%, 4/01/16 (b)		900	693,000
Resolute Energy Corp.
8.50%, 5/01/20 (a)		1,246	1,242,885
SandRidge Energy, Inc.
7.50%, 3/15/21		327	322,913
8.125%, 10/15/22 (a)		1,275	1,287,750
8.75%, 1/15/20		1,850	1,928,625
SESI LLC
6.375%, 5/01/19		358	375,005
7.125%, 12/15/21 (a)		1,260	1,370,250
Tesoro Corp.
6.25%, 11/01/12		164	165,640
6.50%, 6/01/17		1,155	1,186,763
9.75%, 6/01/19		480	542,400
W&T Offshore, Inc.
8.50%, 6/15/19		1,500	1,548,750

			64,281,873

Other Industrial - 1.3%
A123 Systems, Inc.
3.75%, 4/15/16		1,750	450,625
Briggs & Stratton Corp.
6.875%, 12/15/20		398	425,860
Brightstar Corp.
9.50%, 12/01/16 (a)		1,833	1,878,825
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		350	311,500
Exova PLC
10.50%, 10/15/18 (a)	GBP	1,044	1,487,905
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	1,753	1,823,120
Liberty Tire Recycling
11.00%, 10/01/16 (a)		2,800	2,576,000

	Principal Amount (000)		U.S. $ Value
Mueller Water Products, Inc.
7.375%, 6/01/17	U.S.$	700	$700,000
8.75%, 9/01/20		550	610,389
Neenah Foundry Co.
15.00%, 7/29/15 (e) (f)		347	342,075
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		2,000	1,265,000
13.00%, 3/15/18 (a)		510	504,900
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	1,216	1,885,394
Rexel SA
6.125%, 12/15/19 (a)	U.S.$	845	851,337
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,312,007

			16,424,937

Services - 1.8%
Carlson Wagonlit BV
6.875%, 6/15/19 (a)	U.S.$	1,026	1,051,650
Goodman Networks, Inc.
12.125%, 7/01/18 (a)		1,200	1,260,000
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)		225	229,781
Lottomatica Group SpA
8.25%, 3/31/66 (a)	EUR	3,304	3,595,842
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,242,562
Monitronics International, Inc.
9.125%, 4/01/20 (a)		850	816,000
Realogy Corp.
Series A
11.00%, 4/15/18 (a)		888	710,400
Series C
11.00%, 4/15/18 (a)		750	600,000
Sabre Holdings Corp.
8.35%, 3/15/16		906	856,170
Sabre, Inc.
8.50%, 5/15/19 (a)		1,970	1,999,550
Service Corp. International/US
6.75%, 4/01/16		1,485	1,618,650
7.50%, 4/01/27		1,500	1,537,500
ServiceMaster Co./TN
8.00%, 2/15/20		849	924,349
10.75%, 7/15/15 (a) (e)		986	1,016,328
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		670	710,200
Travelport LLC
5.092%, 9/01/14 (c)		101	64,388
9.875%, 9/01/14		793	579,881
10.875%, 9/01/16	EUR	922	390,875
11.875%, 9/01/16	U.S.$	1,051	402,008
Travelport LLC/Travelport, Inc.
9.00%, 3/01/16		94	65,800
West Corp.
7.875%, 1/15/19		1,400	1,463,000

	Principal Amount (000)		U.S. $ Value
8.625%, 10/01/18	U.S.$	161	$170,660
11.00%, 10/15/16		1,100	1,160,500
			22,466,094
Technology - 4.5%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		273	300,300
8.125%, 12/15/17		1,345	1,459,325
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,253,560
Avaya, Inc.
7.00%, 4/01/19 (a)		294	272,685
9.75%, 11/01/15		3,175	2,627,312
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,750	1,898,750
8.50%, 4/01/19		2,357	2,510,205
12.535%, 10/12/17		500	542,500
Ceridian Corp.
8.875%, 7/15/19 (a)		1,262	1,262,000
11.25%, 11/15/15		3,960	3,801,600
CommScope, Inc.
8.25%, 1/15/19 (a)		3,300	3,489,750
CoreLogic, Inc./United States
7.25%, 6/01/21 (a)		260	266,500
CPI International, Inc.
8.00%, 2/15/18		1,768	1,593,410
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a) (b)		1,705	1,594,175
Epicor Software Corp.
8.625%, 5/01/19		2,316	2,362,320
First Data Corp.
7.375%, 6/15/19 (a)		2,145	2,187,900
11.25%, 3/31/16 (b)		1,750	1,649,375
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (b)		1,510	1,551,525
9.25%, 4/15/18 (a)		737	788,590
10.125%, 12/15/16		610	643,550
GXS Worldwide, Inc.
9.75%, 6/15/15		1,021	1,018,448
Interactive Data Corp.
10.25%, 8/01/18		2,300	2,558,750
Iron Mountain, Inc.
6.625%, 1/01/16 (b)		780	781,560
8.375%, 8/15/21		2,000	2,170,000
Lawson Software, Inc.
9.375%, 4/01/19 (a)		2,190	2,332,350
10.00%, 4/01/19 (a)	EUR	793	1,028,630
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	1,490	1,627,825
NXP BV/NXP Funding LLC
3.217%, 10/15/13 (c)		80	79,800
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)		700	679,000

	Principal Amount (000)		U.S. $ Value
8.125%, 3/01/16 (b)	U.S.$	963	$991,890
Seagate HDD Cayman
6.875%, 5/01/20		1,193	1,282,475
7.00%, 11/01/21		655	705,763
Sensata Technologies BV
6.50%, 5/15/19 (a)		2,000	2,045,000
Serena Software, Inc.
10.375%, 3/15/16		470	480,575
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		1,000	970,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		490	520,625
SunGard Data Systems, Inc.
7.625%, 11/15/20		1,600	1,704,000
10.25%, 8/15/15		300	308,250
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	882,105
Viasystems, Inc.
7.875%, 5/01/19 (a)		1,044	1,033,560
			56,255,938
Transportation - Airlines - 0.6%
Air Canada
12.00%, 2/01/16 (a) (b)		1,300	1,147,250
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,185	1,251,656
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		833	848,111
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	2,598,937
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,636	1,707,993
			7,553,947
Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		407	425,315
Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		1,589	1,664,884
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16 (b)		2,055	2,114,081
8.25%, 1/15/19 (a)		625	670,313
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	113	137,281
Hapag-Lloyd AG
9.75%, 10/15/17 (a) (b)	U.S.$	1,250	1,137,500
Hertz Corp. (The)
6.75%, 4/15/19		2,187	2,274,480

	Principal Amount (000)		U.S. $ Value
Oshkosh Corp.
8.50%, 3/01/20	U.S.$	341	$378,510
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (b)		1,200	813,000
Swift Services Holdings, Inc.
10.00%, 11/15/18 (b)		1,627	1,765,295

			10,955,344

			612,179,021

Financial Institutions - 4.8%
Banking - 1.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,295	1,916,853
Barclays Bank PLC
4.75%, 3/15/20		1,890	1,262,868
4.875%, 12/15/14		600	417,615
BBVA International Preferred SAU
4.952%, 9/20/16		1,650	1,115,032
5.919%, 4/18/17	U.S.$	1,265	745,390
Series F
9.10%, 10/21/14	GBP	550	577,126
Danske Bank A/S
5.914%, 6/16/14 (a) (b)	U.S.$	1,150	1,018,900
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	1,294,606
LBG Capital No. 1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,650	3,906,000
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,470,000
Regions Financing Trust II
6.625%, 5/15/47		700	665,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		1,300	1,337,734
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17		50	33,250
SNS Bank NV
11.25%, 11/27/19 (a)	EUR	620	498,227
Societe Generale SA
6.999%, 12/19/17		1,250	1,131,041
UBS AG/Jersey
4.28%, 4/15/15 (b)		2,000	2,062,765
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,374,648

			20,827,055

Brokerage - 0.4%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	1,778	1,809,115
GFI Group, Inc.
8.375%, 7/19/18		1,300	1,092,000
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (g)		1,690	392,925

	Principal Amount (000)		U.S. $ Value
Nuveen Investments, Inc.
10.50%, 11/15/15	U.S.$	1,875	$1,903,125

			5,197,165

Finance - 1.1%
Air Lease Corp.
5.625%, 4/01/17 (a)		861	848,085
Ally Financial, Inc.
6.75%, 12/01/14		1	1,002
8.00%, 11/01/31		662	776,195
Series 8
6.75%, 12/01/14		2,590	2,725,975
CIT Group, Inc.
5.25%, 3/15/18		1,082	1,117,165
7.00%, 5/02/16-5/02/17 (a)		754	755,466
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	1,460,000
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,276,563
iStar Financial, Inc.
Series B
5.70%, 3/01/14		1,675	1,578,688
Residential Capital LLC
9.625%, 5/15/15 (d)		1,400	1,351,000
Sistema International Funding SA
6.95%, 5/17/19 (a) (b)		2,500	2,461,820

			14,351,959

Insurance - 0.6%
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,437,500
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		631	660,972
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,262,500
MBIA Insurance Corp.
14.00%, 1/15/33 (a) (b)		2,306	1,245,240
XL Group PLC
Series E
6.50%, 4/15/17		4,000	3,250,000

			7,856,212

Other Finance - 0.8%
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		1,344	1,377,600
Harbinger Group, Inc.
10.625%, 11/15/15		1,420	1,480,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		2,865	3,044,062
iPayment Holdings, Inc.
15.00%, 11/15/18		1,231	1,034,441
iPayment, Inc.
10.25%, 5/15/18		2,177	1,981,070

	Principal Amount (000)		U.S. $ Value
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)	U.S.$	809	$835,293
			9,752,816
REITS - 0.2%
DDR Corp.
7.875%, 9/01/20		1,800	2,152,278
			60,137,485
Utility - 3.1%
Electric - 2.0%
AES Corp. (The)
7.375%, 7/01/21 (a)		700	778,750
7.75%, 3/01/14		1,060	1,150,100
8.00%, 10/15/17		868	987,350
Calpine Corp.
7.25%, 10/15/17 (a)		1,800	1,935,000
7.875%, 7/31/20-1/15/23 (a)		1,875	2,057,812
Edison Mission Energy
7.50%, 6/15/13		2,320	1,415,200
7.75%, 6/15/16 (b)		958	538,875
EDP Finance BV
4.90%, 10/01/19 (a)		148	117,885
5.875%, 2/01/16 (a)	EUR	731	857,557
6.00%, 2/02/18 (a)	U.S.$	2,055	1,787,684
Energy Future Holdings Corp.
10.00%, 1/15/20 (i)		798	851,865
10.875%, 11/01/17		392	332,220
Series Q
6.50%, 11/15/24		1,254	598,785
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,020	1,109,250
GenOn Americas Generation LLC
8.50%, 10/01/21		1,270	1,143,000
GenOn Energy, Inc.
7.875%, 6/15/17		1,080	1,004,400
9.50%, 10/15/18 (b)		1,450	1,433,687
9.875%, 10/15/20 (b)		1,200	1,170,000
NRG Energy, Inc.
7.375%, 1/15/17 (b)		1,705	1,773,200
7.875%, 5/15/21		797	804,970
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,401,994
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)		626	427,245
Series A
10.25%, 11/01/15 (b)		1,570	404,275
			25,081,104

	Principal Amount (000)		U.S. $ Value
Natural Gas - 1.1%
El Paso LLC
Series G
7.75%, 1/15/32	U.S.$	1,524	$1,713,509
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,907,400
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (a)		1,317	1,326,878
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21		2,500	2,500,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,750	2,866,875
Sabine Pass LNG LP
7.50%, 11/30/16		2,150	2,257,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		960	998,400

			13,570,562

			38,651,666

Total Corporates - Non-Investment Grades (cost $706,595,080)			710,968,172

CORPORATES - INVESTMENT GRADES - 10.3%
Financial Institutions - 5.2%
Banking - 1.5%
American Express Co.
6.80%, 9/01/66		2,550	2,634,150
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,608	1,005,000
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	1,488,500	2,970,094
Citigroup, Inc.
4.45%, 1/10/17	U.S.$	1,225	1,284,098
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		2,750	2,762,650
HSBC Capital Funding LP/Jersey
4.61%, 6/27/13 (a)		380	359,029
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,760	2,962,449
PNC Financial Services Group, Inc.
6.75%, 8/01/21 (b)	U.S.$	1,558	1,643,223
Royal Bank of Scotland PLC (The)
Series 1
4.96%, 10/27/14 (c)	AUD	1,500	1,359,372
Wells Fargo & Co.
Series K
7.98%, 3/15/18	U.S.$	2,000	2,195,000

			19,175,065

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (b)	U.S.$	1,220	$1,307,803

Finance - 0.3%
General Electric Capital Corp.
7.125%, 6/15/22		1,200	1,267,752
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,788,319
SLM Corp.
7.25%, 1/25/22		615	650,362

			3,706,433

Insurance - 2.5%
Allstate Corp. (The)
6.125%, 5/15/37		1,300	1,280,500
American International Group, Inc.
6.82%, 11/15/37 (a)		1,425	1,678,709
AON Corp.
8.205%, 1/01/27		690	797,219
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		1,522	1,156,720
Aviva PLC
4.729%, 11/28/14	EUR	3,000	2,847,375
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,000	2,268,552
Genworth Financial, Inc.
7.625%, 9/24/21		1,216	1,148,918
7.70%, 6/15/20		338	333,457
Lincoln National Corp.
6.05%, 4/20/67		1,858	1,700,070
8.75%, 7/01/19		604	760,605
MetLife, Inc.
10.75%, 8/01/39		2,350	3,284,125
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		1,286	1,325,147
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,135	2,808,966
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		475	603,242
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)		1,155	1,042,299
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	1,005,486
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	3,700	3,408,525
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,472,986
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	937,199
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	1,240	1,215,200

			31,075,300

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.5%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)	U.S.$	650	$652,035
7.125%, 10/15/20 (a)		2,489	2,529,985
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		2,563	3,062,839

			6,244,859

REITS - 0.3%
Entertainment Properties Trust
7.75%, 7/15/20		1,908	2,097,825
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,467,908

			3,565,733

			65,075,193

Industrial - 3.0%
Basic - 1.5%
ArcelorMittal
6.25%, 2/25/22		2,500	2,448,520
Basell Finance Co. BV
8.10%, 3/15/27 (a)		1,240	1,478,700
Braskem Finance Ltd.
7.00%, 5/07/20 (a)		1,800	1,967,040
CF Industries, Inc.
7.125%, 5/01/20		900	1,095,750
Georgia-Pacific LLC
8.875%, 5/15/31		366	515,983
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,338	1,491,870
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,788,166
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,516,742

			18,302,771

Capital Goods - 0.1%
Owens Corning
7.00%, 12/01/36		1,340	1,424,078

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	239,088
Qwest Corp.
6.50%, 6/01/17		610	685,345
6.875%, 9/15/33		1,570	1,562,150

			2,486,583

Consumer Cyclical - Other - 0.3%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		240	246,432
7.75%, 10/01/17 (a)		1,610	1,754,900

	Principal Amount (000)		U.S. $ Value
Sheraton Holding Corp.
7.375%, 11/15/15	U.S.$	2,000	$2,295,350

			4,296,682

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		127	146,388
QVC, Inc.
7.50%, 10/01/19 (a)		1,000	1,110,000

			1,256,388

Energy - 0.4%
Petrohawk Energy Corp.
7.25%, 8/15/18		2,650	2,980,121
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	555,736
Pride International, Inc.
6.875%, 8/15/20		416	510,420
Southwestern Energy Co.
7.50%, 2/01/18		1,000	1,199,696

			5,245,973

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a) (b)		3,932	3,794,380

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		944	1,014,820

			37,821,675

Non Corporate Sectors - 2.0%
Agencies - Not Government Guaranteed - 2.0%
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)		11,426	12,668,692
9.25%, 4/23/19 (a)		4,400	5,488,076
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		6,315	6,622,856

			24,779,624

Utility - 0.1%
Electric - 0.1%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	808,217
Southern California Edison Co.
Series E
6.25%, 2/01/22		1,200	1,253,520

			2,061,737

Total Corporates - Investment Grades (cost $115,225,402)			129,738,229

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 6.4%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	9,340	$4,774,485
Brazilian Government International Bond
8.50%, 1/05/24		7,000	3,798,855
12.50%, 1/05/22		18,632	12,848,056

			21,421,396

Indonesia - 0.5%
Indonesia Recap Linked Note
10.00%, 7/18/17	IDR	47,971,000	6,109,695

South Africa - 0.7%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,390,868
Series R207
7.25%, 1/15/20		60,872	7,482,648
Series R208
6.75%, 3/31/21		490	57,883

			8,931,399

United States - 3.5%
U.S. Treasury Bonds
3.125%, 2/15/42 (b) (j)	U.S.$	41,345	44,407,094

Total Governments - Treasuries (cost $75,238,464)			80,869,584

EMERGING MARKETS - SOVEREIGNS - 5.3%
Argentina - 1.6%
Argentina Bonos
7.00%, 10/03/15		14,209	10,814,642
7.82%, 12/31/33	EUR	4,975	3,337,059
Series X
7.00%, 4/17/17 (b)	U.S.$	8,950	6,138,209

			20,289,910

Cote D’Ivoire - 0.9%
Ivory Coast Government International Bond
2.50%, 12/31/32 (a) (d) (k)		16,167	11,963,580

Dominican Republic - 0.7%
Dominican Republic International Bond
8.625%, 4/20/27 (a)		8,385	9,055,800

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		705	777,967
7.625%, 9/21/34 (a)		762	840,105

	Principal Amount (000)		U.S. $ Value
7.65%, 6/15/35 (a)	U.S.$	6,996	$7,373,784
			8,991,856
Ghana - 0.3%
Republic of Ghana
8.50%, 10/04/17 (a)		2,983	3,303,673
Serbia - 0.3%
Republic of Serbia
6.75%, 11/01/24 (a)		930	892,800
7.25%, 9/28/21 (a)		2,467	2,534,843
			3,427,643
Ukraine - 0.5%
Ukraine Government International Bond
7.65%, 6/11/13 (a)		5,845	5,742,712
			5,742,712
United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		3,310	3,732,025
Total Emerging Markets - Sovereigns (cost $56,522,677)			66,507,199
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
Non-Agency Fixed Rate CMBS - 3.2%
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.692%, 6/24/50 (a)		3,500	3,452,047
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	2,919,748
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,400	1,503,086
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.394%, 7/15/44		1,017	991,185
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	5,779,380
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.486%, 11/10/45		800	819,842
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.924%, 2/12/49		3,519	3,542,507
Series 2007-LD11, Class AM
6.009%, 6/15/49		5,105	4,614,088

	Principal Amount (000)		U.S. $ Value
Series 2007-LD12, Class AM
6.251%, 2/15/51	U.S.$	736	$734,889
Series 2007-LDPX, Class AM
5.464%, 1/15/49		798	777,752
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class AM
6.109%, 7/15/44		1,486	1,493,877
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		2,204	2,172,341
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	1,800,702
Morgan Stanley Capital I
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,700	8,028,805
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	419,164
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		943	968,955
			40,018,368
Non-Agency Floating Rate CMBS - 1.2%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.542%, 6/15/22 (a) (c)		412	373,360
GS Mortgage Securities Corp II
5.475%, 8/10/44 (a)		3,152	3,053,520
Series 2006-GG6, Class AJ
5.796%, 4/10/38		1,484	1,143,423
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.367%, 9/15/45		2,747	2,775,912
Lehman Brothers
Series 2006-LLFA, Class E
0.532%, 9/15/21 (a) (c)		532	473,073
Series 2006-LLFA, Class H
0.642%, 9/15/21 (a) (c)		1,216	960,088
Series 2006-LLFA, Class K
1.042%, 9/15/21 (a) (c)		399	233,356
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class G
0.602%, 9/15/21 (a) (c)		3,500	2,553,915
Series 2006-WL7A, Class H
0.642%, 9/15/21 (a) (c)		1,279	843,743
Series 2007-WHL8, Class E
0.642%, 6/15/20 (a) (c)		2,380	1,817,316

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.418%, 6/15/44 (a) (i)	U.S.$	1,022	$929,074

			15,156,780

Total Commercial Mortgage-Backed Securities (cost $48,976,100)			55,175,148

EMERGING MARKETS - CORPORATE BONDS - 3.9%
Industrial - 3.7%
Basic - 1.2%
Evraz Group SA
8.25%, 11/10/15 (a)		1,398	1,469,480
9.50%, 4/24/18 (a)		3,334	3,580,716
Novelis, Inc./GA
8.75%, 12/15/20		3,075	3,313,312
Vedanta Resources PLC
8.75%, 1/15/14 (a) (b)		4,404	4,552,855
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (a)		2,530	2,365,550

			15,281,913

Communications - Media - 0.6%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	1,231	1,588,987
Columbus International, Inc.
11.50%, 11/20/14 (a)	U.S.$	4,160	4,430,566
European Media Capital SA
10.00%, 2/01/15 (h) (l)		1,574	1,369,576

			7,389,129

Communications - Telecommunications - 0.2%
Vimpel Communications Via VIP Finance
Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		1,500	1,593,750
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		1,300	1,221,272

			2,815,022

Consumer Cyclical - Other - 0.6%
Corp. GEO SAB de CV
8.875%, 3/27/22 (a) (b)		2,379	2,450,370
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (a) (b)		3,177	3,341,010
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	1,000	1,176,915

			6,968,295

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.162%, 6/15/15 (a) (c)		1,066	1,146,670

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.3%
Agrokor DD
9.875%, 5/01/19 (a)	EUR	1,181	$1,487,083
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)		827	1,025,637
Hypermarcas SA
6.50%, 4/20/21 (a)	U.S.$	885	849,600

			3,362,320

Energy - 0.1%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15		1,300	1,385,040

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		2,536	1,978,080
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		1,771	1,381,380
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	1,186	870,553

			4,230,013

Technology - 0.1%
MMI International Ltd.
8.00%, 3/01/17 (a)	U.S.$	1,131	1,164,930
STATS ChipPAC Ltd.
7.50%, 8/12/15 (a)		541	578,870

			1,743,800

Transportation - Services - 0.2%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		1,912	1,847,291

			46,169,493

Financial Institutions - 0.2%
Banking - 0.0%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)		463	459,962

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)		1,970	1,955,225

			2,415,187

Utility - 0.0%
Electric - 0.0%
DTEK Finance BV
9.50%, 4/28/15 (a)		373	361,810

Total Emerging Markets - Corporate Bonds (cost $49,843,375)			48,946,490

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Non-Agency Floating Rate - 2.2%
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.625%, 6/25/36	U.S.$	3,160	$2,725,586
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.845%, 4/25/37 (c)		5,390	2,843,207
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.845%, 8/25/37 (c)		2,382	1,784,676
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.465%, 6/25/37 (c)		1,657	1,012,033
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.463%, 7/19/47 (c)		1,897	1,211,520
Indymac Index Mortgage Loan Trust
Series 2006-AR37, Class 2A1
5.233%, 2/25/37		1,118	755,800
Lehman XS Trust
Series 2007-15N, Class 4A1
1.145%, 8/25/47 (c)		1,041	568,441
Series 2007-4N, Class 3A2A
0.897%, 3/25/47 (c)		2,852	1,660,303
Luminent Mortgage Trust
0.445%, 10/25/46 (c)		452	281,969
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.413%, 9/25/35		2,675	2,491,321
Series 2006-9, Class 4A1
5.785%, 10/25/36		1,625	1,152,786
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.647%, 8/25/47 (c)		4,306	2,406,331
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.073%, 9/25/46 (c)		2,280	1,077,279
Series 2006-AR5, Class A1A
1.137%, 6/25/46 (c)		1,033	680,230
Series 2007-HY3, Class 4A1
2.756%, 3/25/37		3,324	2,671,153
Series 2007-OA3, Class 2A1A
0.918%, 4/25/47 (c)		1,193	791,106
Series 2007-OA5, Class 1A
0.903%, 6/25/47 (c)		6,067	3,958,896

			28,072,637

Non-Agency Fixed Rate - 1.2%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,275	738,683

	Principal Amount (000)		U.S. $ Value
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	U.S.$	2,855	$2,002,163
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,570	938,651
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,895	2,688,829
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,039	1,372,284
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,607	1,188,438
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36		2,420	1,271,171
Series 2006-7, Class A4
6.171%, 9/25/36		2,547	1,337,606
Series 2006-9, Class A4
5.986%, 10/25/36		2,697	1,547,422
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,059	2,099,147

			15,184,394

Total Collateralized Mortgage Obligations (cost $46,333,120)			43,257,031

EMERGING MARKETS - TREASURIES - 3.2%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27	COP	756,000	640,256

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	229,800	5,936,788

Egypt - 0.2%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	16,620	2,643,124

Hungary - 0.7%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	970,820	4,177,511
Series 15/A
8.00%, 2/12/15		464,360	2,081,005
Series 16/C
5.50%, 2/12/16		697,550	2,895,906

			9,154,422

Indonesia - 0.3%
Indonesia Recap Linked Note
9.50%, 5/17/41	IDR	27,844,000	3,794,254

	Principal Amount (000)		U.S. $ Value
Philippines - 0.3%
Republic of Philippines
6.25%, 1/14/36	PHP	143,000	$3,618,696

Switzerland - 0.2%
Russia - Recap Linked Note
7.50%, 3/15/18	RUB	93,062	2,807,413

Turkey - 0.9%
Turkey Government Bond
Zero Coupon, 5/15/13	TRY	13,000	6,659,867
11.00%, 8/06/14		9,155	5,295,068

			11,954,935

Total Emerging Markets - Treasuries (cost $41,003,033)			40,549,888

QUASI-SOVEREIGNS - 2.9%
Quasi-Sovereign Bonds - 2.9%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)	U.S.$	699	845,790
8.00%, 8/07/19 (a)		330	396,000

			1,241,790

Kazakhstan - 0.8%
Intergas Finance BV
6.375%, 5/14/17(a)		3,640	3,951,511
KazMunayGas National Co.
6.375%, 4/09/21 (a)		2,450	2,695,000
7.00%, 5/05/20 (a)		2,658	3,016,830
9.125%, 7/02/18 (a)		250	309,375

			9,972,716

Russia - 1.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		1,227	1,297,552
7.50%, 3/25/13	RUB	50,400	1,560,107
7.75%, 5/29/18 (a)	U.S.$	11,600	13,137,000
8.70%, 3/17/16	RUB	50,700	1,571,193

			17,565,852

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)	U.S.$	1,675	2,054,388

Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		2,542	2,437,143

United States - 0.2%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		2,919	3,276,577

	Principal Amount (000)		U.S. $ Value
Total Quasi-Sovereigns (cost $29,159,902)			$36,548,466

BANK LOANS - 2.8%
Industrial - 2.4%
Basic - 0.2%
NewPage Corporation
8.00%, 3/08/13 (c)	U.S.$	2,000	2,018,760

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14 (c)		538	497,788
Clear Channel Communications, Inc.
3.90%, 1/29/16 (c)		161	128,040
Univision Communications, Inc.
4.50%, 3/31/17 (c)		2,323	2,196,418
WideOpenWest Finance , LLC
2.75%-4.75%, 6/30/14 (c)		967	960,155

			3,782,401

Consumer Cyclical - Automotive - 0.4%
Allison Transmission, Inc.
2.75%, 8/07/14 (c)		11	10,633
Federal-Mogul Corporation
2.18%-2.19%, 12/29/14-12/28/15 (c)		1,949	1,851,530
Schaeffler AG
6.00%, 1/27/17 (c)		1,250	1,248,050
TI Group Automotive Systems, L.L.C.
6.75%, 3/14/18 (c)		2,294	2,238,798

			5,349,011

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (c)		1,354	1,359,454
Las Vegas Sands, LLC
2.85%, 11/23/16 (c)		476	461,879

			1,821,333

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.25%, 1/28/15 (c)		1,210	1,127,581
Harrah’s Las Vegas Propco, LLC
3.25%, 2/13/13 (c)		1,500	1,147,500
Sabre Inc.
6.00%, 9/30/17 (c)		731	701,808

			2,976,889

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
5.50%, 2/23/17 (c)	U.S.$	470	$467,245
Rite Aid Corporation
2.00%, 6/04/14 (c)		962	934,606

			1,401,851

Consumer Non-Cyclical - 0.2%
HCA Inc.
3.50%, 5/01/18 (c)		398	385,737
Immucor, Inc. (fka IVD Acquisition Corporation)
7.25%, 8/19/18 (c)		1,985	1,992,444

			2,378,181

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (c)		1,225	1,233,171

Other Industrial - 0.2%
Gavilon Group LLC, The
6.00%, 12/06/16 (c)		383	380,587
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
5.50%, 11/14/17 (c)		1,300	1,293,500
Kinetic Concepts, Inc.
7.00%, 5/04/18 (c)		1,119	1,126,371

			2,800,458

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)		502	497,954
Global Cash Access, Inc.
7.00%, 3/01/16 (c)		319	318,649
ServiceMaster Co., (The)
2.75%, 7/24/14 (c)		17	17,259
2.75%-2.97%, 7/24/14 (c)		176	173,320

			1,007,182

Technology - 0.5%
Blackboard Inc.
11.50%, 4/04/19 (c)		3,200	2,944,000
Eastman Kodak Company
8.50%, 7/20/13 (c)		477	475,075
First Data Corporation
3.00%, 9/24/14 (c)		1,315	1,265,123

	Principal Amount (000)		U.S. $ Value
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (c)	U.S.$	1,886	$1,508,600

			6,192,798

			30,962,035

Financial Institutions - 0.3%
Finance - 0.3%
iStar Financial, Inc.
5.25%, 3/19/16 (c)		1,803	1,785,288
7.00%, 6/30/14 (c)		1,675	1,669,020

			3,454,308

Utility - 0.1%
Electric - 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU)
3.74%, 10/10/14 (c)		1,632	1,021,249

Total Bank Loans (cost $36,036,959)			35,437,592

	Shares
PREFERRED STOCKS - 1.2%
Financial Institutions - 1.2%
Banking - 0.6%
Citigroup Capital XIII
7.875% (i)		49,625	1,354,266
US Bancorp
6.50%		100,000	2,858,000
Zions Bancorporation
9.50%		138,946	3,643,164

			7,855,430

Finance - 0.3%
Brandywine Realty Trust
6.90%		30,425	769,144
Citigroup Capital XII
8.50%		99,000	2,480,940

			3,250,084

Insurance - 0.2%
Hartford Financial Services Group, Inc.
7.875%		75,000	1,972,500
XLIT Ltd.
3.586% (c)		600	437,250

			2,409,750

REITS - 0.1%
Health Care REIT, Inc.
6.50%		39,075	1,004,962

Company	Shares		U.S. $ Value
Sovereign Real Estate Investment Trust
12.00% (a)		185	$193,529

			1,198,491

			14,713,755

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		80,000	130,400

Total Preferred Stocks (cost $15,409,570)			14,844,155

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 0.9%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	895	540,991
Series 2006-1, Class AF6
5.526%, 7/25/36		2,100	1,686,427
Series 2006-15, Class A6
5.826%, 10/25/46		1,735	1,276,733
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,484	960,041
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,413,229
Series 2006-10, Class AF3
5.985%, 6/25/36		1,719	910,435
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,500	2,051,971
Series 2007-6, Class 3A5
5.72%, 5/25/37		798	580,530
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,760	916,733
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,711	1,065,108

			11,402,198

Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.385%, 5/25/37 (c)		20	20,072
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (c)		3,400	1,920,547
GSAA Trust
Series 2006-6, Class AF4
5.345%, 3/25/36 (c)		1,429	755,791
Series 2006-6, Class AF5

	Principal Amount (000)		U.S. $ Value
5.345%, 3/25/36 (c)	U.S.$	920	$489,828

			3,186,238

Total Asset-Backed Securities (cost $15,373,490)			14,588,436

SUPRANATIONALS - 0.7%
Eurasian Development Bank
7.375%, 9/29/14 (a)		1,690	1,836,658
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	65,759,400	6,564,388

Total Supranationals (cost $8,722,112)			8,401,046

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Croatia - 0.3%
Republic of Croatia
6.625%, 7/14/20 (a)	U.S.$	4,000	3,975,760

Lithuania - 0.3%
Lithuania Government International Bond
6.625%, 2/01/22 (a)		1,885	2,158,325
Republic of Lithuania
7.375%, 2/11/20 (a)		1,498	1,767,281

			3,925,606

Panama - 0.0%
Republic of Panama
6.70%, 1/26/36		3	4,050

Total Governments - Sovereign Bonds (cost $7,320,670)			7,905,416

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (a)		2,341	1,342,166

Colombia - 0.5%
Bogota Distrito Capital
9.75%, 7/26/28 (a)	COP	7,758,000	5,965,226

Total Local Governments - Regional Bonds (cost $5,651,887)			7,307,392

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	133	119,028
2.375%, 5/25/16		1,551	1,378,639

			1,497,667

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,075,153

Company	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	$2,998,785

Total Governments - Sovereign Agencies (cost $5,721,040)			5,571,605

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO
7.60%, 11/01/40	U.S.$	750	975,240
7.95%, 3/01/36		1,915	2,265,904
Illinois GO
7.35%, 7/01/35		1,915	2,225,460

Total Local Governments - Municipal Bonds (cost $4,609,923)			5,466,604

INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Republica Orient Uruguay
3.70%, 6/26/37	UYU	49,118	2,253,793
4.25%, 4/05/27		58,180	2,877,779

Total Inflation-Linked Securities (cost $4,658,312)			5,131,572

	Shares
COMMON STOCKS - 0.2%
Abitibibowater, Inc. (f) (g) (h)		5,000	0
American Media Operations, Inc. (f) (h)		19,908	159,264
American Media, Inc. (h) (l)		12,978	0
AOT Bedding Super Holdings, LLC (f) (h)		52	0
Fairpoint Communications, Inc. (g)		5,519	33,942
Gallery Capital SA (h) (m)		591	768,300
Greektown Superholdings, Inc. (f) (g) (h)		692	41,520
Keystone Automotive Operations, Inc. (f) (h)		106,736	1,280,836
Magnachip Semiconductor (f) (h)		450	4,289
Merisant Co. (f) (h)		999	0
Neenah Enterprises, Inc. (f) (g) (h)		58,200	378,300
U.S. Shipping Corp. (f) (h)		31,398	0

Total Common Stocks (cost $3,663,858)			2,666,451

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 134.00 (g) (n)		2,060	479,980
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 133.00 (g) (n)		1,956	398,046

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 132.00 (g) (n)		1,221	$380,952

			1,258,978

Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (g)		620,000,000	98

Total Options Purchased - Puts (cost $2,841,680)			1,259,076

	Shares
WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14 (g) (h) (l)		900	0
Fairpoint Communications, Inc., expiring 1/24/18 (f) (g) (h)		9,408	0
Ipayment Holdings, Inc., expiring 11/15/18 (g)		1,142	0
Magnachip Semiconductor, expiring 12/31/49 (f) (g) (h)		18,000	0
Talon Equity Co. NV, expiring 11/24/15 (f) (g) (h)		1,059	0

Total Warrants (cost $0)			0

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (o) (cost $36,190,906)		36,190,906	36,190,906

	Principal Amount (000)
Governments - Sovereign Bonds - 0.2%
Brazil Recap Linked Note Zero Coupon, 3/01/13 (cost $2,559,244)	BRL	4,379	2,338,955

Total Short-Term Investments (cost $38,750,150)			38,529,861

Company	U.S. $ Value
Total Investments - 108.2% (cost $1,317,656,804) (p)	$1,359,669,413
Other assets less liabilities - (8.2)% (q)	(103,326,861)

Net Assets - 100.0%	$1,256,342,552

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital, Inc.:
Euro settling 8/03/12	1,413	$1,789,850	$1,789,070	$(780)
Norwegian Krone settling 7/12/12	72,275	12,075,026	12,145,958	70,932
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	34,760	16,723,411	17,306,253	582,842
Mexican Peso settling 7/26/12	354,160	25,222,357	26,488,221	1,265,864
Royal Bank of Scotland:
Turkish Lira settling 7/20/12	13,443	7,332,622	7,403,468	70,846
Standard Chartered Bank:
Brazilian Real settling 7/03/12 (1)	34,760	17,196,660	17,306,253	109,593
Euro settling 8/03/12	1,965	2,452,303	2,487,806	35,503
South African Rand settling 7/19/12	25,794	3,069,604	3,147,471	77,867
Sale Contracts
Barclays Capital, Inc.:
Canadian Dollar settling 8/10/12	4,075	3,965,335	3,998,829	(33,494)
Great British Pound settling 8/03/12	10,446	16,396,484	16,359,304	37,180
Deutsche Bank:
Colombian Peso settling 7/12/12 (1)	7,204,138	3,972,505	4,033,879	(61,374)
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	34,760	17,196,660	17,306,253	(109,593)
Brazilian Real settling 8/02/12 (1)	34,760	16,623,041	17,191,557	(568,516)
Hungarian Forint settling 7/20/12	1,817,773	7,692,325	8,030,950	(338,625)
Mexican Peso settling 7/26/12	180,477	13,140,891	13,498,188	(357,297)
Standard Chartered Bank:
Brazilian Real settling 7/03/12 (1)	34,760	17,343,816	17,306,253	37,563
Indonesian Rupiah settling 7/27/12 (1)	151,537,554	15,876,119	16,080,666	(204,547)
Japanese Yen settling 8/08/12	966,207	12,172,539	12,093,775	78,764
UBS Securities LLC:
Euro settling 8/03/12	60,371	76,362,722	76,418,818	(56,096)
Westpac Banking Corp.:
Australian Dollar settling 7/19/12	2,932	2,878,236	2,996,157	(117,921)

				$518,711

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAPTIONS

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.93%	9/19/12	$24,700	$824,066	$(330,976)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.94	8/15/12	36,600	956,578	(321,530)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.94	8/15/12	20,400	434,214	(179,214)
Put - CDX NAHY 18 5 Year Index	UBS AG	Sell	0.94	8/15/12	16,900	$359,717	(148,466)

							$(980,186)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$33,500	6/11/22	1.83%	3 Month LIBOR	$(167,319)
Morgan Stanley Capital Services, Inc.	59,740	2/17/22	2.01%	3 Month LIBOR	(1,826,087)

					$(1,993,406)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Fiat SpA,
6.625% 2/15/13, 3/20/17*	(5.00)%	8.39%	EUR	1,100	$167,335	$(116,169)	$51,166
Barclays Bank PLC:
Liz Claiborne, Inc.,
5.00% 7/8/13, 12/20/13*	(5.00)	1.05		$440	(25,359)	(5,107)	(30,466)
Nokia OYJ,
6.750% 2/04/19, 9/20/14*	(5.00)	9.14		4,400	355,500	(393,092)	(37,592)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
The McClatchy Co.,
5.75% 9/1/17, 12/20/13*	(5.00)%	5.01%	$440	$2,381	$(9,576)%	(7,195)
Goldman Sachs Bank USA:
CDX NAHY- 11 5 Year Index,
12/20/13*	(0.00)	107.33	1,151	817,894	(171,295)	646,599
JPMorgan Chase Bank NA:
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)	9.51	890	52,653	(54,352)	(1,699)
Sale Contracts
Bank of America NA:
Amkor Technology, Inc.,
7.375%, 5/1/18, 6/20/17*	5.00	5.82	1,300	(43,939)	47,718	3,779
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.62	2,000	(167,118)	101,616	(65,502)
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00	4.60	2,000	34,317	(18,572)	15,745
Sanmina-SCI Corp.,
8.125% 3/1/16, 6/20/17*	5.00	5.46	1,900	(36,277)	107,309	71,032
Barclays Bank PLC:
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	10.62	1,270	(243,577)	158,632	(84,945)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	10.47	2,000	(329,639)	(86,696)	(416,335)
CDX NAHY-17 5 Year Index,
12/20/16*	5.00	5.65	17,760	(392,200)	1,422,463	1,030,263
CDX NAIG-15 5 Year Index,
12/20/15*	1.00	4.71	1,400	(157,694)	144,024	(13,670)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Community Health Systems,
8.875% 7/15/15, 6/20/16*	5.00%	4.49%	$2,000	$35,120	$49,744	$84,864
Health Management Associates, Inc.,
6.15%,4/15/16, 6/20/17*	5.00	5.00	1,900	848	11,329	12,177
Nokia OYJ,
6.750% 2/4/19, 9/20/17*	5.00	10.45	2,740	(523,196)	518,967	(4,229)
NXP BV,
8.625% 10/15/15, 3/20/16*	5.00	4.71	1,350	11,780	(59,980)	(48,200)
Barclays Capital Inc.:
Freescale Semiconductor Inc.,
8.875% 12/15/14, 6/20/16*	5.00	7.60	1,420	(123,807)	30,897	(92,910)
Citibank NA:
CDX NAHY-17 5 Year Index,
12/20/16*	5.00	5.65	12,864	(284,080)	1,310,874	1,026,794
Ford Motor Company,
6.50% 8/1/18, 6/20/16*	5.00	2.42	2,700	262,458	(197,564)	64,894
Credit Suisse International:
CDX NAHY-15 5 Year Index,
12/20/15*	5.00	8.15	3,500	(309,632)	266,724	(42,908)
CDX NAHY-15 5 Year Index,
12/20/15*	5.00	8.15	3,100	(274,676)	237,909	(36,767)
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	5.91	1,300	(41,518)	31,875	(9,643)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	2.31	2,000	53,685	(22,215)	31,470
Wind Acquisition Finance S.A.,
11.00% 12/1/15, 6/20/16*	5.00	13.43	3,300	(767,773)	(118,539)	(886,312)
Goldman Sachs Bank USA:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX NAHY-15 3 Year Index,
12/20/13*	5.00%	22.26%		$11,044	$(2,348,014)	$1,516,629	$(831,385)
CDX NAIG-15 5 Year Index,
12/20/15*	1.00	4.71		2,150	(242,112)	223,890	(18,222)
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	6.95		2,100	(151,860)	147,457	(4,403)
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	9.17	EUR	1,440	(270,761)	288,200	17,439
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	6.27		$1,250	(63,031)	132,535	69,504
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	4.28		2,750	62,449	87,895	150,344
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	5.34		2,700	(29,366)	65,231	35,865
JPMorgan Chase Bank NA:
Ford Motor Co.,
6.50% 8/1/18, 6/20/2017*	5.00	2.76		2,600	267,752	(288,576)	(20,824)
Sabre Holdings Corp.,
8.35% 3/15/16, 6/20/16*	5.00	8.27		618	(65,490)	53,339	(12,151)
Morgan Stanley Capital Services Inc.:
AK Steel Corp.,
7.625% 5/15/20, 3/20/16*	5.00	10.37		1,350	(210,346)	(16,551)	(226,897)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	2.93		1,350	27,761	(13,496)	14,265
CDX NAHY-17 5 Year Index,
12/20/16*	5.00	5.65		6,336	(139,920)	645,654	505,734
UBS AG:
Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 6/20/17*	5.00	6.60		2,000	(128,061)	168,591	40,530

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Levi Strauss & Co.,
8.875% 4/1/16, 6/20/17*	5.00%	5.50%	$1,900	$(39,059)	$113,737	$74,678
SLM Corp.,
6.250% 1/25/16, 6/20/17*	5.00	4.67	2,500	37,769	63,533	101,302

				$(5,218,803)	$6,374,992	$1,156,189

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2012
Barclays Capital Inc.†	1,113	USD	(3.50	)%*	—	$1,104,776
Barclays Capital Inc.†	598	USD	(3.00	)%*	—	596,754
Barclays Capital Inc.†	860	USD	(2.50	)%*	—	858,306
Barclays Capital Inc.†	760	USD	(2.00	)%*	—	756,791
Barclays Capital Inc.†	834	USD	(2.00	)%*	—	833,347
Barclays Capital Inc.†	1,257	USD	(2.00	)%*	—	1,255,856
Barclays Capital Inc.†	302	EUR	(1.88	)%*	—	380,190
Barclays Capital Inc.†	1,508	EUR	(1.88	)%*	—	1,900,950
Barclays Capital Inc.†	989	USD	(1.75	)%*	—	987,664
Barclays Capital Inc.†	1,082	USD	(1.75	)%*	—	1,078,252
Barclays Capital Inc.†	873	USD	(1.63	)%*	—	869,729
Barclays Capital Inc.†	1,067	USD	(1.00	)%*	—	1,066,437
Barclays Capital Inc.†	1,605	USD	(1.00	)%*	—	1,602,806
Barclays Capital Inc.†	1,847	USD	(1.00	)%*	—	1,845,063
Barclays Capital Inc.†	1,981	USD	(1.00	)%*	—	1,979,070
Barclays Capital Inc.†	2,240	USD	(0.88	)%*	—	2,238,584
Barclays Capital Inc.†	326	USD	(0.75	)%*	—	325,454
Barclays Capital Inc.†	1,813	USD	(0.75	)%*	—	1,812,172
Barclays Capital Inc.†	639	USD	(0.50	)%*	—	638,288
Barclays Capital Inc.†	1,226	USD	(0.50	)%*	—	1,224,552
Barclays Capital Inc.†	1,556	USD	(0.50	)%*	—	1,554,657
Barclays Capital Inc.†	1,488	EUR	(0.50	)%*	—	1,881,963
Barclays Capital Inc.†	3,165	USD	(0.50	)%*	—	3,164,121
Barclays Capital Inc.†	2,748	USD	(0.35	)%*	—	2,746,992
Barclays Capital Inc.†	508	USD	(0.25	)%*	—	507,363
Barclays Capital Inc.†	511	USD	(0.25	)%*	—	511,232
Barclays Capital Inc.†	554	USD	(0.25	)%*	—	553,427
Barclays Capital Inc.†	1,015	USD	(0.25	)%*	—	1,014,556
Barclays Capital Inc.†	3,083	USD	(0.25	)%*	—	3,081,943
Barclays Capital Inc.†	781	USD	(0.13	)%*	—	780,870
Barclays Capital Inc.†	1,974	USD	(0.13	)%*	—	1,973,883
Barclays Capital Inc.†	1,928	USD	0.00%		—	1,927,500
Barclays Capital Inc.†	2,791	USD	0.00%		—	2,791,100
Credit Suisse Securities†	1,008	USD	(1.25	)%*	—	1,005,821
Credit Suisse Securities†	996	USD	(1.13	)%*	—	995,438
Credit Suisse Securities†	1,486	USD	(1.00	)%*	—	1,483,232
Credit Suisse Securities†	1,663	USD	(0.75	)%*	—	1,660,636
Credit Suisse Securities†	1,393	USD	(0.50	)%*	—	1,391,588
Credit Suisse Securities†	2,216	USD	(0.50	)%*	—	2,213,807
Credit Suisse Securities†	4,106	USD	(0.25	)%*	—	4,105,251
Credit Suisse Securities†	1,134	USD	(0.10	)%*	—	1,133,915
Credit Suisse Securities†	798	USD	0.00%		—	797,550
Credit Suisse Securities†	928	USD	0.00%		—	927,500

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2012
Credit Suisse Securities†	936	USD	0.00%		—	$936,000
Credit Suisse Securities†	1,133	USD	0.00%		—	1,133,000
Credit Suisse Securities†	1,391	USD	0.00%		—	1,391,250
Credit Suisse Securities†	5,190	USD	0.00%		—	5,189,838
Credit Suisse Securities†	5,232	USD	0.00%		—	5,232,296
Euroclear Bank SA†	344	USD	(0.15	)%*	—	343,746
Goldman Sachs and Co.	10,529	USD	0.23%		7/03/12	10,531,330
HSBC	17,480	USD	0.24%		7/09/12	17,482,913
ING Bank Amsterdam†	589	USD	(3.50	)%*	—	585,716
ING Bank Amsterdam†	126	USD	(3.25	)%*	—	125,383
ING Bank Amsterdam†	271	USD	(1.50	)%*	—	269,991
ING Bank Amsterdam†	1,588	USD	(1.38	)%*	—	1,585,638
ING Bank Amsterdam†	650	USD	(1.00	)%*	—	649,049
ING Bank Amsterdam†	1,349	USD	(1.00	)%*	—	1,347,713
ING Bank Amsterdam†	456	USD	(0.75	)%*	—	455,396
ING Bank Amsterdam†	494	USD	(0.75	)%*	—	493,762
ING Bank Amsterdam†	853	USD	(0.75	)%*	—	851,560
ING Bank Amsterdam†	908	USD	(0.75	)%*	—	907,027
ING Bank Amsterdam†	238	USD	(0.50	)%*	—	237,824
ING Bank Amsterdam†	469	USD	(0.50	)%*	—	468,393
ING Bank Amsterdam†	249	USD	(0.38	)%*	—	249,107
ING Bank Amsterdam†	106	USD	(0.25	)%*	—	105,934
ING Bank Amsterdam†	627	USD	(0.25	)%*	—	626,474
ING Bank Amsterdam†	699	USD	(0.25	)%*	—	699,171
ING Bank Amsterdam†	1,311	USD	(0.25	)%*	—	1,310,590
ING Bank Amsterdam†	1,337	USD	(0.25	)%*	—	1,336,424
ING Bank Amsterdam†	1,258	USD	0.00%		—	1,257,813
JPMorgan Chase Bank NA†	1,061	EUR	(1.00	)%*	—	1,340,654
JPMorgan Chase Bank NA†	897	EUR	(0.50	)%*	—	1,134,600
JPMorgan Chase Bank NA†	498	USD	(0.25	)%*	—	497,383
JPMorgan Chase Bank NA†	519	USD	(0.25	)%*	—	518,714
JPMorgan Chase Bank NA†	2,674	USD	(0.25	)%*	—	2,672,766
JPMorgan Chase Bank NA†	514	USD	(0.13	)%*	—	513,689
JPMorgan Chase Bank NA†	1,543	USD	(0.13	)%*	—	1,542,975
JPMorgan Chase Bank NA†	1,767	USD	0.00%		—	1,766,750
Nomura International PLC†	989	EUR	(0.13	)%*	—	1,250,925
Nomura International PLC†	486	USD	0.00%		—	486,250

						$129,087,430

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2012
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of June 30, 2012, the Fund had the following unfunded loan commitments of $13,000,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
General Motors Holding, LLC Revolver LIBOR + 2.75%, 10/27/15	$3,500,000	$—	$(338,345)
Party City LIBOR, 6/28/13	3,500,000	—	—
Peninsula Gaming LLC LIBOR, 6/18/13	3,000,000	—	—
Wolverine Worldwide LIBOR, 6/12/13	3,000,000	—	—

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $467,931,056 or 37.2% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $128,033,827.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Fair valued.
(i)	Variable rate coupon, rate shown as of June 30, 2012.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,006,396.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.
(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of June 30, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science And Technology Corp.	6/20/10	$0	$0	0.00%
American Media, Inc.	3/04/09	287,500	0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	1,435,027	1,248,474	0.10%
European Media Capital SA
10.00%, 2/01/15	8/18/10	139,198	121,102	0.01%

(m)	Restricted and illiquid security.
(n)	One contract relates to 100 shares.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,894,125 and gross unrealized depreciation of investments was $(50,881,516), resulting in net unrealized appreciation of $42,012,609.
(q)	An amount of $9,793,000 has been segregated to collateralize OTC derivatives outstanding at June 30, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi

COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

June 30, 2012 (unaudited)

62.0%	United States
4.2%	Russia
3.5%	Brazil
2.5%	United Kingdom
1.6%	Argentina
1.4%	Luxembourg
1.2%	Netherlands
1.1%	Dominican Republic
1.0%	Germany
1.0%	South Africa
1.0%	Canada
0.9%	Cote D'Ivoire
0.9%	Turkey
14.9%	Other
2.8%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2012. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Chile, China, Colombia, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Ghana, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Japan, Kazakhstan, Lithuania, Mexico, Norway, Panama, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay and Virgin Islands (BVI).

AllianceBernstein Global High Income Fund

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates - Non-Investment Grades	$	– 0	–	$705,275,665		$5,692,507		$710,968,172
Corporates - Investment Grades		– 0	–	128,259,529		1,478,700		129,738,229
Governments - Treasuries		– 0	–	80,869,584		– 0	–	80,869,584
Emerging Markets - Sovereigns		– 0	–	50,811,594		15,695,605		66,507,199
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	55,175,148		55,175,148
Emerging Markets - Corporate Bonds		– 0	–	46,191,874		2,754,616		48,946,490
Collateralized Mortgage Obligations		– 0	–	– 0	–	43,257,031		43,257,031
Emerging Markets - Treasuries		– 0	–	28,011,433		12,538,455		40,549,888
Quasi-Sovereigns		– 0	–	36,548,466		– 0	–	36,548,466
Bank Loans		– 0	–	– 0	–	35,437,592		35,437,592
Preferred Stocks		14,650,626		193,529		– 0	–	14,844,155
Asset-Backed Securities		– 0	–	– 0	–	14,588,436		14,588,436
Supranationals		– 0	–	1,836,658		6,564,388		8,401,046
Governments - Sovereign Bonds		– 0	–	7,905,416		– 0	–	7,905,416
Local Governments - Regional Bonds		– 0	–	7,307,392		– 0	–	7,307,392
Governments - Sovereign Agencies		– 0	–	5,571,605		– 0	–	5,571,605
Local Governments - Municipal Bonds		– 0	–	5,466,604		– 0	–	5,466,604
Inflation-Linked Securities		– 0	–	5,131,572		– 0	–	5,131,572
Common Stocks		33,942		– 0	–	2,632,509		2,666,451
Options Purchased - Puts		– 0	–	1,258,978		98		1,259,076
Warrants		– 0	–	– 0	–	– 0	–	– 0	–
Short-Term Investments		36,190,906		– 0	–	2,338,955		38,529,861

Total Investments in Securities		50,875,474		1,110,639,899		198,154,040		1,359,669,413
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	4,048,444		– 0	–	4,048,444
Forward Currency Exchange Contracts		– 0	–	2,366,954		– 0	–	2,366,954
Liabilities
Credit Default Swaps		– 0	–	(2,892,255)		– 0	–	(2,892,255)
Interest Rate Swaps		– 0	–	(1,993,406)		– 0	–	(1,993,406)
Forward Currency Exchange Contracts		– 0	–	(1,848,243)		– 0	–	(1,848,243)
Written Options		– 0	–	(980,186)		– 0	–	(980,186)
Unfunded Loan Commitments		– 0	–	– 0	–	(338,345)		(338,345)

Total		$50,875,474		$1,109,341,207		$197,815,695		$1,358,032,376

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades		Corporates - Investment Grades		Emerging Markets - Sovereigns		Commercial Mortgage-Backed Securities
Balance as of 3/31/12	$6,985,353		$4,302,490		$3,649,275		$51,452,074
Accrued discounts/(premiums)	105,804		(1,109)		(746)		168,169
Realized gain (loss)	(605,171)		– 0	–	– 0	–	31,414
Change in unrealized appreciation/depreciation	325,186		41,409		1,882,075		(1,965)
Purchases	– 0	–	– 0	–	– 0	–	4,004,896
Sales	(265)		– 0	–	– 0	–	(479,440)
Reclassification	24,000		(24,000)		10,165,001		– 0	–
Transfers into Level 3	530,000		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,672,400)		(2,840,090)		– 0	–	– 0	–

Balance as of 6/30/12	$5,692,507		$1,478,700		$15,695,605		$55,175,148

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$(280,250)		$41,409		$1,882,075		$52,856

	Emerging Markets - Corporate Bonds		Collateralized Mortgage Obligations		Emerging Markets - Treasuries		Bank Loans

Balance as of 3/31/12	$2,735,683		$47,371,390		$9,148,457		$38,731,182
Accrued discounts/(premiums)	(2,118)		198,504		(5,100)		189,237
Realized gain (loss)	– 0	–	396,421		– 0	–	91,018
Change in unrealized appreciation/depreciation	21,051		(653,276)		(610,674)		(512,402)
Purchases	– 0	–	283,921		– 0	–	1,762,000
Sales	– 0	–	(4,339,929)		– 0	–	(4,823,443)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	4,005,772		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/12	$2,754,616		$43,257,031		$12,538,455		$35,437,592

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$21,051		$(914,409)		$(610,674)		$(391,300)

	Asset-Backed Securities		Governments - Sovereign Bonds			Supranationals			Common Stocks
Balance as of 3/31/12	$14,509,368			$10,165,001			$6,744,941		$2,573,896
Accrued discounts/(premiums)	64,830			– 0	–		84,876		– 0	–
Realized gain (loss)	110,043			– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	334,477			– 0	–		(265,429)		58,613
Purchases	– 0	–		– 0	–		– 0	–	– 0	–
Sales	(430,282)			– 0	–		– 0	–	– 0	–
Reclassification	– 0	–		(10,165,001)			– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$14,588,436		$	– 0	–		$6,564,388		$2,632,509

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$375,676		$	– 0	–		$(265,429)		$58,613

	Options Purchased - Puts		Short-Term Investments			Credit Default Swaps			Unfunded Loan Commitments

Balance as of 3/31/12	$98			$2,447,797			$(773,891)		$(357,490)
Accrued discounts/(premiums)	– 0	–		(684)			– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	– 0	–		(108,158)			– 0	–	19,145
Purchases	– 0	–		– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–		– 0	–	– 0	–
Reclassification	– 0	–		– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–		773,891		– 0	–

Balance as of 6/30/12	$98			$2,338,955		$	– 0	–	$(338,345)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$ – 0	–		$(108,158)		$	– 0	–	$19,145

	Total
Balance as of 3/31/12	$199,685,624
Accrued discounts/(premiums)	801,663
Realized gain (loss)	23,725
Change in unrealized appreciation/depreciation	530,052
Purchases	6,050,817
Sales	(10,073,359)
Reclassification	– 0	–
Transfers into Level 3	4,535,772
Transfers out of Level 3	(3,738,599)

Balance as of 6/30/12	$197,815,695

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$(119,395)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$14,588,436	Discounted Cash Flow	Loss Severity	52-100%
			Constant Prepayment Rate	2-8.72% CPP
			Probability of Default	8-15% CDR
			Yield	7-17.5%
Bank Loans	$35,437,592	Vendor Pricing	Composite of Quotes	$62.583-100.938
Collateralized Mortgage Obligations	$43,257,031	Discounted Cash Flow	Loss Severity	40-85%
			Constant Prepayment Rate	1-12% CPR/CPP
			Probability of Default	4-15% CDR
			Yield	5.904-9.6%
			Spread over Treasury	4.82-8.28%
			Delinquency Rates	7.75-45%
Commercial Mortgage-Backed Securities	$55,175,148	Discounted Cash Flow	Yield	0.4488-53.1692%
			Spread over Treasury	3.44-145.42%
Emerging Markets-Sovereigns	$3,732,025	Market Quotes	Yield	5.783%
	$11,963,580	Market Quotes	Broker Quotes	$71.1875
Emerging Markets-Treasuries	$12,538,455	Market Quotes	Broker Quotes	$97.7-127-99

Glossary:

CDR – Constant Default Rate

CPP – Constant Percent Prepayment

CPR – Constant Prepayment Rate

MPR – Monthly Payment Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations—Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Bank Loans—The significant unobservable inputs used in the fair value measurement of the Fund’s Bank Loans are the market quotes that are received by the pricing vendors.

Corporate, Emerging Markets-Sovereigns, Emerging Markets-Treasuries, Government, Agency, and Municipal Securities—The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Emerging Markets-Sovereigns, Emerging Markets-Treasuries, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of these securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2012